Consolidated Balance Sheets - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalent	$ 249,430	$ 47,149
Accounts receivable, net	170,085	178,883
Accounts receivable - related parties, net	53,458	151,612
Inventories, net	1,113,783
Other receivables	919,342
Other receivables - related parties		60,828
Prepayments - related parties	350,726
Prepayments and other current assets	625,109	4,120,865
Total current assets	3,481,933	4,559,337
Property and equipment, net	22,614	9,576
Right of use asset	121,777
Total assets	3,626,324	4,568,913
Current liabilities
Other payables and accrued liabilities (all balances are included in the consolidated VIE and are without recourse to UWHG)	11,249	15,307
Other Payables - related parties (all balances are included in the consolidated VIE and are without recourse to UWHG)	3,878
Advance from customer - related parties (all balances are included in the consolidated VIE and are without recourse to UWHG)		581,526
Taxes payable (all balances are included in the consolidated VIE and are without recourse to UWHG)	80,993	37,586
Lease liability - current (all balances are included in the consolidated VIE and are without recourse to UWHG)	58,630
Total current liabilities	154,750	634,419
Lease liability - non current (all balances are included in the consolidated VIE and are without recourse to UWHG)	63,147
Total liabilities	217,897	634,419
Commitments and contingency
Stockholders' Equity
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 22,354,793 shares issued and outstanding at December 31, 2019 and 2018	2,235	2,235
Additional paid-in capital	6,576,401	6,576,401
Subscription receivable		(2,354,793)
Retained earnings (Accumulated deficit)	(2,799,967)	34,784
Accumulated other comprehensive income (loss)	(370,242)	(324,133)
Total equity	3,408,427	3,934,494
Total liabilities and equity	$ 3,626,324	$ 4,568,913